Property Plant And Equipment	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Property, Plant and Equipment

NOTE 9 PROPERTY, PLANT AND EQUIPMENT

U.S. Cellular's Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2014 and 2013 were as follows:

	Useful Lives
December 31,	(Years)	2014	2013
(Dollars in thousands)
Land	N/A	$35,031	$36,266
Buildings	20	296,502	304,272
Leasehold and land improvements	1-30	1,086,718	1,197,520
Cell site equipment	7-25	3,269,609	3,306,575
Switching equipment	5-8	960,377	1,161,976
Office furniture and equipment	3-5	553,630	539,248
Other operating assets and equipment	3-5	89,663	92,456
System development	1-7	1,042,195	962,698
Work in process	N/A	125,015	116,501
		7,458,740	7,717,512
Accumulated depreciation and amortization		(4,730,523)	(4,860,992)
		$2,728,217	$2,856,520

U.S. Cellular's depreciation and amortization expense totaled $593.2 million, $791.1 million and $597.7 million in 2014, 2013 and 2012, respectively. As a result of the Divestiture Transaction, U.S. Cellular recognized incremental depreciation and amortization in 2014, 2013 and 2012. See Note 6 – Acquisitions, Divestitures and Exchanges for additional information.

TDS Telecom's (including Wireline, Cable, and HMS) Property, plant and equipment in service and under construction, and related accumulated depreciation, as of December 31, 2014 and 2013 were as follows:

	Useful Lives
December 31,	(Years)	2014	2013
(Dollars in thousands)
Land	N/A	$16,974	$12,794
Buildings	5-40	172,963	148,800
Cable and wire	15-35	1,628,782	1,523,123
Network electronic equipment	5-13	1,278,799	1,229,941
Office furniture and equipment	7-10	79,666	74,507
Other equipment	5-12	102,540	94,438
System development	3-7	241,153	230,416
Work in process	N/A	91,419	88,614
		3,612,296	3,402,633
Accumulated depreciation and amortization		(2,518,625)	(2,417,999)
		$1,093,671	$984,634

The provision for certain Wireline companies' depreciation as a percentage of depreciable property was 5.2% in 2014, 5.3% in 2013 and 5.6% in 2012. TDS Telecom's depreciation and amortization expense related to Property, plant and equipment totaled $195.1 million, $182.6 million and $177.3 million in 2014, 2013 and 2012, respectively.

Corporate and other Property, plant and equipment in service and under construction, and related accumulated depreciation, as of December 31, 2014 and 2013 were as follows:

December 31,	2014	2013
(Dollars in thousands)
Property, plant and equipment	$123,008	$119,659
Accumulated depreciation and amortization	(98,771)	(82,669)
Total	$24,237	$36,990

Corporate and other fixed assets consist of assets at the TDS corporate offices, Suttle-Straus and Airadigm. Corporate and other depreciation and amortization expense related to Property, plant and equipment totaled $9.3 million, $10.7 million and $10.3 million in 2014, 2013 and 2012, respectively.

In 2014, 2013 and 2012, (Gain) loss on asset disposals, net included charges of $26.5 million, $30.8 million and $19.7 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service in the normal course of business.